Note 6 - Goodwill and Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	¥ 80,625,667		¥ 80,625,667		$ 12,446,458
Amortization of Intangible Assets	8,416,412	$ 1,299,270	3,765,833	¥ 3,653,180
Capitalized Computer Software, Gross	¥ 1,000,000		¥ 33,600,000		200,000
Goodwill, Impaired, Accumulated Impairment Loss (in Dollars)					$ 0	$ 0	$ 0